Marketable Securities and Customer Deposits (Details) - Customer Advances and Deposits, Current (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Customer Advances and Deposits, Current [Abstract]
Advance payments from customers	$ 397,500	$ 127,550	$ 0
Prepaid sales of vaporizers	75,038	75,636	0
Total customer deposits	$ 472,538	$ 203,186	$ 0